7. STOCKHOLDERS' EQUITY: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			0.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance			33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			33,542,130
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			0.29
ClassEWarrantsIssuedForNotesPayableInGoldMember
Expiration Date	Feb to June 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	457,518		300,018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	300,018		300,018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	300,018		300,018
ClassFWarrantsIssuedForPrivatePlacementMember
Expiration Date	March to August 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	2,052,995		659,663
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	659,663		659,663
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	659,663		659,663
ClassF2WarrantsIssuedForCommissionsMember
Expiration Date	December 3, 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	599,772		599,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	599,772		599,772
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	599,772		599,772
ClassGWarrantsIssuedForPrivatePlacementMember
Expiration Date	December 3 to 16, 2013	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	4,169,850		4,169,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	4,169,850		4,169,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	4,169,850		4,169,850
ClassHWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			5,125,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	5,125,936		5,125,936
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,125,936		5,125,936
ClassIWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			13,906,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	13,906,413		13,906,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	13,906,413		13,906,413
ClassJWarrantsIssuedForPrivatePlacementMember
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			8,780,478
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	8,780,478		8,780,478
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	8,780,478		8,780,478

[1]	On March 21, 2012, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.